REVENUE FROM CONTRACTS WITH CUSTOMERS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Total revenue from customers	$ 656	$ 4,070	$ 3,488	$ 5,638	$ 12,972	$ 4,523
Oil Sales
Total revenue from customers	605	4,037	3,307	5,490	12,518	4,153
Natural Gas Sales
Total revenue from customers	41	26	131	135	372	230
Natural Gas Liquids Sales
Total revenue from customers	$ 10	$ 7	$ 50	$ 13	$ 82	$ 140